Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Cash collateral - netted
Cash collateral paid	SFr 39,759	SFr 32,127
Cash collateral received	29,055	22,027
Cash collateral - not netted
Cash collateral paid	10,050	7,987
Cash collateral received	SFr 12,776	SFr 13,991